THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 1998
--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT
 (LOCAL CURRENCY
000'S OMITTED)(1)                              SECURITY DESCRIPTION                              VALUE
------------------    ----------------------------------------------------------------------  -----------
CORPORATE OBLIGATIONS (22.2%)
GERMANY (1.9%)
   ITL    175,000     Bayerische Landesbank Girozentrale, 10.75% due 03/01/03 (s)...........  $   120,003
                                                                                              -----------

UNITED KINGDOM (17.8%)
    GBP       200     Alliance & Leicester Building Society PLC, 8.75% due 12/07/06 (s).....      373,017
    GBP        40     Alliance & Leicester Building Society PLC, 9.75% due 04/02/08 (s).....       79,962
    GBP        99     ASDA Group PLC, 8.375% due 04/24/07...................................      183,193
    GBP       105     Imperial Chemical Industries, 7.625% due 08/21/07 (s).................      185,394
    GBP       100     Royal Bank of Scotland PLC, 8.375% due 01/29/07 (s)...................      183,159
    GBP        62     Vodafone Group PLC, 7.50% due 03/19/04 (s)............................      107,589
                                                                                              -----------
                                                                                                1,112,314
                                                                                              -----------

UNITED STATES (2.5%)
    USD       155     Discover Card, 5.755% due 04/17/98, FRN (s)...........................      154,758
                                                                                              -----------
                          TOTAL CORPORATE OBLIGATIONS (COST $1,304,636).....................    1,387,075
                                                                                              -----------
GOVERNMENT OBLIGATIONS (47.8%)
AUSTRALIA (9.1%)
                      Government of Australia
    AUD       664       9.75% due 03/15/02 (s)..............................................      510,027
    AUD        71       10.00% due 10/15/07 (s).............................................       61,421
                                                                                              -----------
                                                                                                  571,448
                                                                                              -----------

DENMARK (2.2%)
    DKK       831     Kingdom of Denmark, 8.00% due 03/15/06 (s)............................      140,346
                                                                                              -----------

JAPAN (28.2%)
                      Government of Japan
    JPY    67,800       Series 157, Callable, 4.50% due 06/20/03 (s)........................      590,442
    JPY   115,050       Series 187, Callable, 3.30% due 06/20/06 (s)........................      966,033
    JPY    27,000       Series 200, Callable, 2.00% due 12/20/07 (s)........................      205,308
                                                                                              -----------
                                                                                                1,761,783
                                                                                              -----------

NETHERLANDS (8.3%)
    NLG     1,035     Government of the Netherlands, 5.75% due 09/15/02 (s).................      520,311
                                                                                              -----------
                          TOTAL GOVERNMENT OBLIGATIONS (COST $3,075,556)....................    2,993,888
                                                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT
 (LOCAL CURRENCY
000'S OMITTED)(1)                              SECURITY DESCRIPTION                              VALUE
------------------    ----------------------------------------------------------------------  -----------
SUPRANATIONAL OBLIGATIONS (2) (1.6%)
                      European Investment Bank
  ITL      55,000       10.875% due 12/14/05 (s)............................................  $    41,147
  ITL      79,000       12.20% due 02/18/03 (s).............................................       56,881
                                                                                              -----------
                          TOTAL SUPRANATIONAL OBLIGATIONS (COST $93,749)....................       98,028
                                                                                              -----------
SHORT-TERM INVESTMENTS (21.9%)
EURO DOLLAR TIME DEPOSITS (21.1%)
        1,318,000     State Street Bank & Trust Co. London, 4.50% due 04/01/98..............    1,318,000
                                                                                              -----------

U.S. TREASURY OBLIGATIONS (0.8%)
           50,000     United States Treasury Bill, 5.24%* due 08/20/98 (s)..................       48,989
                                                                                              -----------
                          TOTAL SHORT-TERM INVESTMENTS (COST $1,366,989)....................    1,366,989
                                                                                              -----------
                      TOTAL INVESTMENTS (COST $5,840,930) (93.5%)...........................    5,845,980
                      OTHER ASSETS IN EXCESS OF LIABILITIES (6.5%)..........................      408,774
                                                                                              -----------
                      NET ASSETS (100.0%)...................................................  $ 6,254,754
                                                                                              -----------
                                                                                              -----------

------------------------------
(1) -- Principal is in the local currency of the country in which the security is traded, which may not be the country of origin.

(2) -- International agencies

FRN -- Floating Rate Note. Maturity Date reflects the later of the next interest rate change or next put date.

(s) -- Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $1,877,944 of the market value has been segregated.

* -- Yield-to-Maturity.

NOTE: Based on the cost of investments of $5,846,501 for federal income tax purposes at March 31, 1998, the aggregate gross unrealized appreciation was $91,028 and the aggregate gross unrealized depreciation was $91,549 resulting in a net unrealized depreciation of investments of $521.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $5,840,930 )            $5,845,980
Cash                                                      594
Foreign Currency at Value (Cost $221,664 )            221,530
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                  166,617
Interest Receivable                                    78,614
Receivable for Expense Reimbursement                   22,705
Prepaid Trustees' Fees                                    237
Prepaid Expenses and Other Assets                         713
                                                   ----------
    Total Assets                                    6,336,990
                                                   ----------
LIABILITIES
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                   31,845
Variation Margin Payable                                7,010
Advisory Fee Payable                                    2,331
Fund Services Fee Payable                               1,449
Administrative Services Fee Payable                       197
Accrued Expenses                                       39,404
                                                   ----------
    Total Liabilities                                  82,236
                                                   ----------

NET ASSETS
Applicable to Investors' Beneficial Interests      $6,254,754
                                                   ----------
                                                   ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MARCH 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income (Net of Foreign Withholding Tax
  of $38,764 )                                                   $3,285,323
EXPENSES
Advisory Fee                                       $   253,881
Custodian Fees and Expenses                             68,276
Professional Fees and Expenses                          25,688
Administrative Services Fee                             21,879
Printing Expenses                                        4,249
Fund Services Fee                                        3,732
Administration Fee                                       1,576
Trustees' Fees and Expenses                                794
Miscellaneous                                              808
                                                   -----------
    Total Expenses                                     380,883
Less: Reimbursement of Expenses                        (29,048)
                                                   -----------
NET EXPENSES                                                        351,835
                                                                 ----------
NET INVESTMENT INCOME                                             2,933,488

NET REALIZED GAIN (LOSS) ON
  Investment Transactions (including $463,811 net
    realized gain from futures contracts)           (1,055,109)
  Foreign Currency Transactions                      5,122,408
                                                   -----------
    Net Realized Gain                                             4,067,299
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments (including $166,971 net unrealized
    appreciation from futures contracts)            (2,747,166)
  Foreign Currency Contracts and Translations        3,492,377
                                                   -----------
    Net Change in Unrealized Appreciation                           745,211
                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $7,745,998
                                                                 ----------
                                                                 ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED      FOR THE FISCAL
                                                   MARCH 31, 1998       YEAR ENDED
                                                    (UNAUDITED)     SEPTEMBER 30, 1997
                                                   --------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    2,933,488   $       8,781,811
Net Realized Gain on Investment and Foreign
  Currency Transactions                                 4,067,299          16,464,548
Net Change in Unrealized Appreciation
  (Depreciation) of Investment and Foreign
  Currency Translations                                   745,211          (3,985,721)
                                                   --------------   ------------------
    Net Increase in Net Assets Resulting from
      Operations                                        7,745,998          21,260,638
                                                   --------------   ------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           9,442,001         151,112,076
Withdrawals                                          (245,280,117)        (83,928,855)
                                                   --------------   ------------------
    Net Increase (Decrease) from Investors'
      Transactions                                   (235,838,116)         67,183,221
                                                   --------------   ------------------
    Total Increase (Decrease) in Net Assets          (228,092,118)         88,443,859
NET ASSETS
Beginning of Period                                   234,346,872         145,903,013
                                                   --------------   ------------------
End of Period                                      $    6,254,754   $     234,346,872
                                                   --------------   ------------------
                                                   --------------   ------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                       FOR THE           FOR THE FISCAL           FOR THE PERIOD
                                                     SIX MONTHS            YEAR ENDED            OCTOBER 11, 1994
                                                        ENDED            SEPTEMBER 30,           (COMMENCEMENT OF
                                                   MARCH 31, 1998       ----------------          OPERATIONS) TO
                                                     (UNAUDITED)        1997        1996        SEPTEMBER 30, 1995
                                                   ---------------      ----        ----      ----------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                0.49%(a)      0.52%       0.51%                  0.55%(a)
  Net Investment Income                                   4.04%(a)      4.72%       5.34%                  5.73%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                 0.04%(a)        --          --                     --
Portfolio Turnover                                         143%(b)       346%        330%                   288%(b)

------------------------
(a) Annualized.

(b) Not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Non-U.S. Fixed Income Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio commenced operations on October 11, 1994. The portfolio's investment objective is to provide high total return, consistent with moderate risk of capital, by investing in a portfolio of international fixed income securities. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value for such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market values of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------
      at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the portfolio's trustees, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At March 31, 1998 the portfolio had open forward foreign currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                       U.S. DOLLAR   NET UNREALIZED
                                                         COST/          VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                     PROCEEDS          3/31/98     (DEPRECIATION)
-------------------------------------------------  -----------------   -----------   --------------
Canadian Dollar 601,302, expiring 4/21/98........  $         424,819   $   423,040   $      (1,779)
Canadian Dollar 340,946 for AUD 359,808, expiring
 4/21/98.........................................            238,702       239,869           1,167
Danish Krone 1,179,325, expiring 4/21/98.........            169,443       167,477          (1,966)
Deutsche Mark 16,564 for AUD 13,492, expiring
 4/21/98.........................................              8,949         8,968              19
Deutsche Mark 242,593 for CAD 190,943, expiring
 4/21/98.........................................            134,336       131,347          (2,989)
French Franc 3,167,967, expiring 4/21/98.........            519,187       511,988          (7,199)
Italian Lira 500,000,000, expiring 4/21/98.......            278,842       274,300          (4,542)
Japanese Yen 180,879,704, expiring 4/21/98.......          1,409,415     1,360,821         (48,594)
Swedish Krona 6,778,774, expiring 4/21/98........            850,195       848,556          (1,639)


SALES CONTRACTS
-------------------------------------------------
Australian Dollar 494,002, expiring 4/21/98......            328,651       327,728             923
British Pound 749,582, expiring 4/21/98..........          1,231,183     1,253,807         (22,624)

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

                                                                       U.S. DOLLAR   NET UNREALIZED
                                                         COST/          VALUE AT     APPRECIATION/
SALES CONTRACTS (CONTINUED)                            PROCEEDS          3/31/98     (DEPRECIATION)
-------------------------------------------------  -----------------   -----------   --------------

Canadian Dollar 741,275, expiring 4/21/98........  $         515,792   $   521,516   $      (5,724)
Danish Krone 2,079,942, expiring 4/21/98.........            301,117       295,377           5,740
Danish Krone 83,620 for DEM 21,932, expiring
 4/21/98.........................................             11,875        11,875        --
Deutsche Mark 461,778, expiring 4/21/98..........            254,575       250,021           4,554
French Franc 3,215,181, expiring 4/21/98.........            529,730       519,618          10,112
Italian Lira 986,417,454, expiring 4/21/98.......            549,349       541,150           8,199
Japanese Yen 415,856,212, expiring 4/21/98.......          3,328,433     3,128,632         199,801
Japanese Yen 1,485,534 for DEM 20,897, expiring
 4/21/98.........................................             11,314        11,176             138
Netherlands Guilder 1,114,754, expiring
 4/21/98.........................................            545,780       535,472          10,308
Spanish Peseta 2,262,675, expiring 4/21/98.......             14,722        14,420             302
Swedish Krona 6,778,774, expiring 4/21/98........            839,121       848,556          (9,435)
                                                                                     --------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                                    $     134,772
                                                                                     --------------
                                                                                     --------------

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

      SUMMARY OF OPEN CONTRACTS AT MARCH 31, 1998

                                                     NUMBER OF      NET UNREALIZED   PRINCIPAL AMOUNT
                                                   CONTRACTS LONG    DEPRECIATION      OF CONTRACTS
                                                   --------------   --------------   ----------------
Ten-Year French Government Bond, expiring June
 1998............................................              4    $      (1,458)   $       335,941
Ten-Year German Government Bond, expiring June
 1998............................................              7             (319)         1,015,649
                                                   --------------   --------------   ----------------
Totals...........................................             11    $      (1,777)   $     1,351,590
                                                   --------------   --------------   ----------------
                                                   --------------   --------------   ----------------

                                                      NUMBER OF      NET UNREALIZED   PRINCIPAL AMOUNT
                                                   CONTRACTS SHORT    DEPRECIATION      OF CONTRACTS
                                                   ---------------   --------------   ----------------
Ten-Year Long Gilt, expiring June 1998...........               6    $      (1,100)   $       542,391
                                                   ---------------   --------------   ----------------
                                                   ---------------   --------------   ----------------

   f) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be subject to taxation on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.35% of the portfolio's average daily net assets. For the six months ended March 31, 1998, such fees amounted to $253,881.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI.
      For the six months ended March 31, 1998, the fee for these services amounted to $1,576.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------
      aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the six months ended March 31,1998, the fee for these services amounted to $21,879.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $3,732 for the six months ended March 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses.The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $800.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended March 31, 1998 were as follows:

   COST OF            PROCEEDS
  PURCHASES          FROM SALES
-----------------   ------------
$     172,318,550   $159,784,443

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

5. OTHER MATTERS

On January 20, 1998, the portfolio received a withdrawal request in the amount of $217,929,049 as discussed in Note 5 of the fund's Notes to Financial Statements which are included elsewhere in this report. This amount is included in Withdrawals shown on the Statement of Changes in Net Assets. The withdrawal which was made in-kind by transferring certain assets and liabilities, including securities, directly to a non-U.S. fund resulted in a net realized gain on transfer of the securities in the amount of $9,820, which is included in the Net Realized Gain on Investment and Foreign Currency Transactions in the Statement of Operations.

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